Segment Reporting	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Segment Reporting

Note 18 — Segment Reporting

ASC 280, Disclosures about Segments of an Enterprise and Related Information, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.

The Group has three primary operating segments (1) futures and securities brokerage services; (2) market making (CFD) trading; (3) TRS trading; and (4) others. The Group’s futures and securities brokerage segment generates commissions income by enabling customers to trade in futures and securities markets throughout the world. The Group engages in market making (CFD trading) activities where it serves as the counterparty to its customers in derivative transactions. The Group experiences trading gains and losses from such market making (CFD trading) activities. The Group also generated income from TRS trading business including the commission income from the securities trading and interest income from the loan to customers. Other businesses include the following: (1) insurance brokerage segment which generates commissions by providing insurance brokerage services to high-net-worth individuals; (2) proprietary trading activities in investment securities, futures and derivatives, (3) sale of NFT and development NFT platform and Metaverse games; (4) cryptocurrency mining; and (5) executive management functions and corporate overhead.

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Six months ended June 30, 2022
Revenue	$1,979,384	$(6,911,887)	$(798,523)	$1,381,295	$(4,349,731)

Commissions and fees	1,444,452	7,863	452,634	211,072	2,116,021
Compensation and benefits	506,055	-	-	1,417,204	1,923,259
Occupancy	-	1,800	1,800	369,028	372,628
Communication and technology	220,442	170,108	170,108	369,860	930,518
General and administrative	53,308	32,569	32,569	563,414	681,860
Crypto currencies	-	-	-	-	-
Professional fees	383	68,732	68,732	2,844,723	2,982,570
Research and development	-	-	-	4,160,033	4,160,033
Service fees	-	248,240	582,899	239,748	1,070,887
Interest	-	-	885,289	136,484	1,021,773
Depreciation	394	400,000	400,000	397,728	1,198,122
Marketing	1,181	34,000	34,000	322,030	391,211
Payment service charge	-	(69,981)	67,620	-	(2,361)
Change in fair value of warrant liabilities	-	-	-	(759,375)	(759,375)
Impairment of fixed assets	-	-	-	1,691,079	1,691,079
Impairment of cryptocurrencies	-	-	-	293,619	293,619
Other operating expenses	(1,617)	-	-	(21,711)	(23,328)

	2,224,598	893,331	2,695,651	12,234,936	18,048,516

Income (loss) from operations	$(245,214)	$(7,805,218)	$(3,494,174)	$(10,853,641)	$(22,398,247)

Total segment assets	$4,883,736	$22,768,398	$57,414,627	$18,168,359	$103,235,120

	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Six months ended June 30, 2021
Revenue	$1,212,222	$(1,074,343)	$4,045,485	$(583,067)	$3,600,297

Commissions and fees	814,295	15,000	275,046	84,902	1,189,243
Compensation and benefits	594,038	-	-	1,789,509	2,383,547
Occupancy	-	2,100	2,100	343,460	347,660
Communication and technology	224,232	281,763	281,763	159,534	947,292
General and administrative	40,133	52,360	42,108	495,458	630,059
Crypto currencies	-	-	-	219,662	219,662
Professional fees	773	95,064	95,064	799,110	990,011
Service fees	-	187,684	2,123,334	163,104	2,474,122
Interest	-	-	109,268	832,996	942,264
Depreciation	1,476	266,666	-	11,538	279,680
Marketing	1,010	27,500	27,500	497,748	553,758
Payment service charge	-	292,630	-	-	292,630
Other operating expenses	1,526	-	-	17,948	19,474

	1,677,483	1,220,767	2,956,183	5,414,969	11,269,402

Income (loss) from operations	$(465,261)	$(2,295,110)	$1,089,302	$(5,998,036)	$(7,669,105)

Total segment assets	$4,412,577	$10,643,070	$49,957,418	$21,504,303	$86,517,368